Employee Benefit Plans and Postretirement Benefits - Changes in Level 3 Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	$ 2,585
Ending plan assets	2,439	$ 2,585
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	133
Ending plan assets	135	133
Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	678
Ending plan assets	817	678
Other types of investments [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	133
Ending plan assets	135	133
Other types of investments [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	133
Ending plan assets	135	133
Other types of investments [Member] | Insurance contracts [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	133	125
Actual return on plan assets relating to assets still held at reporting date	3	2
Purchases	7	7
Settlements	(6)	(6)
Transfers in and/or out of level 3	2	6
Currency impact	(4)	(1)
Ending plan assets	$ 135	$ 133